S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - SilverBox Sponsor V LLC [Member]	Sep. 22, 2025 USD ($) shares
Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	195,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,950,000
Common Class B [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	195,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,950,000